Condensed Consolidated Statements of Operations (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Total revenue	$ 12	$ 39	$ 25	$ 79	$ 511	$ 120
Cost of sales					344
Gross profit					167	120
Operating expenses:
Research and development	333	1,001	642	1,602	3,047	4,879
Management contingent share plan	648		1,412		10,091
Impairment of intangible assets and cloud computing arrangements	2,633		2,633
Selling, general and administrative	4,003	4,968	10,335	8,970	27,196	10,272
Total operating expenses	7,617	5,969	15,022	10,572	40,334	15,151
Loss from operations	(7,605)	(5,930)	(14,997)	(10,493)	(40,167)	(15,031)
Non-cash change in fair value of convertible debentures		(17,051)		(24,483)	(28,180)	(21,703)
Change in fair value of warrant liability	208		208		2,076
Forward purchase agreement expense					(27,337)
Loss from PIK Note Amendment and 2022 Debenture Release	(3,521)		(3,521)
Interest expense	(492)	(504)	(717)	(826)	(1,440)	(1,118)
Investment impairment						(400)
Other income (expense)	117	(54)	95	(104)	(207)	(236)
Total non-operating expense	(3,688)	(17,609)	(3,935)	(25,413)	(55,088)	(23,457)
Loss before income taxes	(11,293)	(23,539)	(18,932)	(35,906)	(95,255)	(38,488)
Provision for income taxes
Net loss	(11,293)	(23,539)	(18,932)	(35,906)	(95,255)	(38,488)
Deemed dividend related to the Exchange Offer	(2,466)		(2,466)
Net loss to common stockholders	$ (13,759)	$ (23,539)	$ (21,398)	$ (35,906)	$ (45,437)	$ (38,488)
Class A Common Stock
Operating expenses:
Net loss per share of Class A common stock, basic and diluted (in Dollars per share)	$ (0.49)	$ (3.84)	$ (0.83)	$ (6.01)	$ (8.4)	$ (6.61)